UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

FUNDING DEPOSITOR LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001748395

CIM Trust 2021-J1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

Mohit Marria, (212) 626-2300

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1	Clayton Services LLC (“Clayton”) Executive Summary
99.2	Clayton Conditions Summary Report (BOA)
99.3	Clayton Conditions Details Report (BOA)
99.4	Clayton Loan Grades Report (BOA)
99.5	Clayton Rating Agency ATR QM Report (BOA)
99.6	Clayton Valuations Summary Report (BOA)
99.7	Clayton Waived Conditions Report (BOA)
99.8	Clayton Tape Compare Report (BOA)
99.9	Clayton Conditions Summary Report (LD)
99.10	Clayton Conditions Details Report (LD)
99.11	Clayton Loan Grades Report (LD)
99.12	Clayton Rating Agency ATR QM Report (LD)
99.13	Clayton Valuations Summary Report (LD)
99.14	Clayton Waived Conditions Report (LD)
99.15	Clayton Tape Compare Report (LD)
99.16	Opus Capital Markets Consultants, LLC (“Opus”) Executive Summary
99.17	Opus Valuation Report
99.18	Opus Agency Grading Report
99.19	Opus ATR Report
99.20	Opus Data Compare Report
99.21	Opus Exception Report
99.22	Consolidated Analytics (“CA”) Executive Summary
99.23	CA Exception Grades Report
99.24	CA ATR Report
99.25	CA Data Compare Report
99.26	CA Grading Report
99.27	CA Valuation Report
99.28	KPMG LLP Covered Services AUP Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FUNDING DEPOSITOR LLC
(Depositor)
/s/ Mohit Marria
Date: February 22, 2021	Name: Mohit Marria Title: Vice President (senior officer in charge of securitization)